Restructuring Activities (Tables)	9 Months Ended
Sep. 30, 2023
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Activities

Employee Severance and Other Benefits
Restructuring expenses	$3,685
Cash payments	(2,782)
Non-cash expenses	(903)

Liability included in accrued expenses and other current liabilities at September 30, 2023	$—